Income Taxes Level 4 (Details) - Unrecognized Tax Benefits (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 70	$ 92
Additions based on tax positions related to the current year	7	6
Additions for tax positions of prior years	2	8
Reductions for tax positions of prior years	(7)	(38)
Settlements	(1)	0
Foreign currency translation	(5)	2
Balance at end of year	66	70	92
Unrecognized Tax Benefits, Period Increase (Decrease)	1
Income Tax Examination, Penalties Expense	3	6	(2)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	34	31
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	66
Maximum [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months	$ 1